Accounts Receivable	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Credit Loss [Abstract]
Accounts Receivable

5.	Accounts Receivable

The Company’s accounts receivables as of September 30, 2025 and March 31, 2025 are as follows (in thousands):

	September 30,	March 31,
	2025	2025
Accounts receivable	$510	$447
Sales tax refunds	5	12
	$515	$459

5.	Accounts Receivable

The Company’s accounts receivables as of March 31, 2025 and 2024 are as follows (in thousands):

	As of March 31,
	2025	2024
Accounts receivable	$447	$105
Sales tax refunds	12	16
	$459	$121